S000004308 [Member] Expense Example - iShares S&P Mid-Cap 400 Growth ETF - iShares S&P Mid-Cap 400 Growth ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217